Stockholder Notes (Tables)	12 Months Ended
Sep. 30, 2016
Short-term Debt [Abstract]
Schedule of stockholder equity
	September 30,
	2016	2015
Series A repurchase notes	$—	$800,534
Parilis Series A repurchase notes	—	2,275,818
Restricted stock repurchase notes	800,000	1,097,750
Common stock repurchase note	2,812,500	2,812,500
Convertible note	—	2,000,000
Working capital notes	1,000,000	7,227,594
	4,612,500	16,214,196
Less: current portion	(4,612,500)	(14,214,196)
	$—	$2,000,000